Reconciliation of insurance balances for liability for remaining coverage and liability for incurred claims	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [abstract]
Disclosure of insurance contracts
Note 9: Insurance revenue

	2023 £m	2022 £m
Life
Amounts relating to the changes in liabilities for remaining coverage:
CSM recognised for services provided	329	245
Change in risk adjustments for non-financial risk for risk expired	84	103
Expected incurred claims and other insurance services expenses	1,907	1,696
Charges (credits) to funds in respect of policyholder tax and other	87	(228)
	2,407	1,816
Recovery of insurance acquisition cash flows[1]	87	86
Total life	2,494	1,902

Non-life
Total non-life	514	559
Total insurance revenue	3,008	2,461
1    During 2022, acquisition costs of £383 million related to contracts modified and derecognised in the year were excluded from both the amortisation of insurance acquisition cash flows and the recovery of insurance acquisition cash flows as there were no insurance contract services arising from the derecognition upon contract modification.
Note 10: Insurance service expense

	2023			2022
	Life £m	Non-life £m	Total £m	Life £m	Non-life £m	Total £m
Incurred claims and other directly attributable expenses[1]	1,897	448	2,345	1,751	475	2,226
Changes that relate to past service: adjustment to liabilities for incurred claims	–	3	3	–	57	57
Changes that relate to future service: losses and reversal of losses on onerous contracts[2]	(58)	(1)	(59)	1,486	2	1,488
Amortisation of insurance acquisition cash flows[3]	88	30	118	85	(7)	78
Net impairment loss on insurance acquisition assets	7	–	7	14	–	14
Total insurance service expense	1,934	480	2,414	3,336	527	3,863
1    Included weather-related claims of £57 million (2022: £116 million), of which £51 million (2022: £108 million) was related to severe weather events.
2    During 2022, the Group enhanced its existing longstanding and workplace pension business through the addition of a drawdown feature. The Group applied judgement to determine that if the drawdown feature had been included in the contract terms at inception, the modified contracts would have had a substantially different contract boundary. As a result, the existing contracts were derecognised and the modified contracts recognised as new contracts. Judgement was also applied in determining the premium that would have been charged had the Group entered into a contract with the new contracts’ terms at the date of modification. The contracts were modified throughout 2022, in line with the dates of policyholder communication of enhanced benefits. The Group recognised a charge to its 2022 income statement of £1,242 million comprising:
–The Group derecognised existing CSM relating to contracts modified of £399 million and recognised CSM of £1,730 million relating to the new contracts recognised. During 2022, the CSM increased by £1,331 million and will be released to the income statement, in line with service provided. The new CSM is larger than the previously existing CSM as (i) there were no acquisition costs incurred following modification, and (ii) the CSM for those contracts that were originally recognised prior to 1 January 2016 was previously calculated using the fair value approach on transition
–The new CSM also included additional future profit of £89 million expected to emerge from the addition of a drawdown feature, as a result of the increase in the expected length of the contract services period for this business. There has been an equivalent change in the fulfilment cash flows arising upon contract modification
3    During 2022, acquisition costs of £383 million related to contracts modified and derecognised in the year were excluded from both the amortisation of insurance acquisition cash flows and the recovery of insurance acquisition cash flows as there were no insurance contract services arising from the derecognition upon contract modification.
Note 13: Net investment return on assets held to back insurance and participating investment contracts and net insurance finance (expense) income

	2023			2022
	Life £m	Non-life £m	Total £m	Life £m	Non-life £m	Total £m
Net gains (losses) on financial assets and liabilities at fair value through profit or loss	11,218	35	11,253	(14,876)	9	(14,867)
Foreign exchange	542	–	542	(1,039)	–	(1,039)
Investment property losses	(4)	–	(4)	(3)	–	(3)
Net investment return on assets held to back insurance and participating investment contracts (memorandum item)[1]	11,756	35	11,791	(15,918)	9	(15,909)

Changes in fair value of underlying items of direct participating contracts	(10,293)	–	(10,293)	11,212	–	11,212
Effects of risk mitigation option	172	–	172	(118)	–	(118)
Interest accreted	(874)	(6)	(880)	(350)	(2)	(352)
Effect of changes in interest rates and other financial assumptions	(654)	–	(654)	5,226	–	5,226
Effect of changes in fulfilment cash flows at current rates when CSM is unlocked at locked-in rates	(80)	–	(80)	(20)	–	(20)
Net finance (expense) income from insurance and participating investment contracts	(11,729)	(6)	(11,735)	15,950	(2)	15,948

Net finance income (expense) from reinsurance contracts held	51	–	51	(55)	–	(55)

Net finance (expense) income from insurance, participating investment and reinsurance contracts	(11,678)	(6)	(11,684)	15,895	(2)	15,893
1    Net investment return on assets held to back insurance and participating investment contracts is reported within net trading income (losses) on the face of the Group’s income statement; includes income of £10,200 million (2022: loss of £11,081 million) in respect of unit-linked and with-profit contracts measured applying the variable fee approach. The assets generating the investment return held to back insurance and participating investment contracts are carried at fair value on the Group’s balance sheet.
Note 30: Insurance and participating investment contracts assets and liabilities
Critical accounting judgements and key sources of estimation uncertainty

Critical judgements:	Determining the characteristics which make a product illiquid, the level of illiquidity premium to apply to the discount rate of different products and how the illiquidity premium is determined
The determination of whether a drawdown feature added to its longstanding and workplace pension products was a modification that required derecognition and the determination of the premium that would have been charged if these were new contracts.

	2023			2022
	Life £m	Non-life £m	Total £m	Life £m	Non-life £m	Total £m
Insurance contract assets	1	–	1	–	–	–
Liabilities arising from insurance and participating investment contracts[1]	(119,784)	(364)	(120,148)	(109,920)	(380)	(110,300)
Insurance acquisition assets	8	16	24	8	14	22
Net liabilities	(119,775)	(348)	(120,123)	(109,912)	(366)	(110,278)
1    Excluding insurance acquisition assets.
The Group estimates future cash flows based on which cash flows are expected and the probability that they will occur as at the measurement date. The Group uses information about past events, current conditions and forecasts of future conditions to inform these expectations. The Group’s estimate of future cash flows is the mean of a range of scenarios that reflect the full range of possible outcomes, considering all reasonable and supportable information available at the reporting date. The probability-weighted average of the future cash flows is calculated using a deterministic scenario representing the probability-weighted mean of a range of scenarios.
The Group uses assumptions to develop estimates of future cash flows. These assumptions are reassessed at each reported date to reflect conditions existing at the measurement date.
The Group has applied judgment in determining the characteristics which make a product illiquid, the level of illiquidity premium to apply to the discount rate of different products and how the illiquidity premium is determined, where material.
The products to which an illiquidity premium has been applied to the discount rate are annuity contracts, due to the illiquid nature of their cash flows, certain reinsurance contracts held where the underlying contracts are annuity contracts, due to the transfer of longevity risk to the reinsurer, and whole of life protection contracts, due to the inherent policyholder value and zero surrender option.
For annuity contracts, at initial recognition, the illiquidity premium is calculated with reference to a strategic portfolio of assets, and subsequently measured to reflect the mix of actual assets backing annuity contracts, adjusted to reflect the impacts of transition from initial recognition. To reflect differences between the characteristics of insurance contracts and the derivation of discount rates based on a reference portfolio, adjustments for credit risk are required, and the Group uses the fundamental spread to maintain consistency with its Solvency II approach. For protection contracts, the illiquidity premium is based on the spread on a covered bond index.
The average yield curves (GBP currency) that were used to discount the estimates of future cash flows that do not vary based on the returns of the underlying items are as follows:

	1 year	5 year	10 year	20 year	30 year
2023	5.37	4.15	4.79	4.72	4.19
2022	6.11	5.15	5.03	4.84	4.42
The Group has also applied judgement to determine if a drawdown feature added to its longstanding and workplace pension products was a modification that required derecognition. See note 10 for more details.
The Group determines the quantity of benefits provided under each contract as follows:

Product	Basis
With-Profits and unit linked	Policyholder account value[1]
Annuities	Pre-vesting date[2]: defined amount payable Post-vesting date: annuity payout
1    Or the guaranteed benefits, if higher.
2    Immediate annuities have no pre-vesting date period.
Mortality
The mortality assumptions for the main classes of business are set with regard to recent Group experience and general industry trends, all of which are adjusted for smoker status and age/gender specific factors. The base mortality tables used for the annuities business for the year ended 31 December 2023 and the prior period were selected from the bespoke mortality tables. The mortality improvements adopt the 100% Bespoke tables and CMI 2022_{M/F}_(7.25)_{2.0/1.8}%_{0.0/0.2}A_2013 for the year ended 31 December 2023 and the 100% Bespoke tables and CMI 2021_{M/F}_(7.25)_{2.0/1.8}%_{0.0/0.2}A_2013 for the prior period.
Lapse rates
Lapse rates refer to the rate of policy termination or the rate at which policyholders stop paying regular premiums due under the contract. Historical persistency experience is analysed using statistical techniques. As experience can vary considerably between different product types and for contracts that have been in force for different periods, the data is broken down into broadly homogeneous groups for the purposes of determining the Group’s lapse rate in determining the assumptions, which are set on a best estimates basis, based on investigations of historical experience with some expert judgement overlays reflecting expectations of future trends and other external data. The lapse rates for workplace pensions range from 0.8 per cent to 14.6 per cent (2022: 0.8 per cent to 15.7 per cent) and for longstanding business range from 0.5 per cent to 74.1 per cent (2022: 0.5 per cent to 74.1 per cent), the wide range being a result of the age and variety of products.
Note 31: Reconciliation of insurance balances for liability for remaining coverage and liability for incurred claims

	2023				2022
	Liabilities for remaining coverage		Liability for incurred claims £m		Liabilities for remaining coverage		Liability for incurred claims £m
Life	Excluding loss component £m	Loss component £m		Total £m	Excluding loss component £m	Loss component £m		Total £m
At 1 January
Insurance contract assets	–	–	–	–	184	(160)	–	24
Liabilities arising from insurance and participating investment contracts[1]	(108,846)	(471)	(603)	(109,920)	(124,053)	(179)	(653)	(124,885)
Net asset (liability)	(108,846)	(471)	(603)	(109,920)	(123,869)	(339)	(653)	(124,861)

Insurance revenue
Contracts under the modified retrospective approach	–	–	–	–	–	–	–	–
Contracts under the fair value transition approach	1,467	–	–	1,467	1,266	–	–	1,266
Other contracts	1,027	–	–	1,027	636	–	–	636
	2,494	–	–	2,494	1,902	–	–	1,902
Insurance service expenses
Incurred claims and other directly attributable expenses	–	52	(1,949)	(1,897)	–	44	(1,795)	(1,751)
Adjustments to liabilities for incurred claims	–	–	–	–	–	–	–	–
Losses from drawdown contract modifications	–	–	–	–	(1,242)	–	–	(1,242)
Losses and reversal of losses on onerous insurance contracts	–	58	–	58	–	(244)	–	(244)
Amortisation of insurance acquisition cash flows	(88)	–	–	(88)	(85)	–	–	(85)
	(88)	110	(1,949)	(1,927)	(1,327)	(200)	(1,795)	(3,322)
Insurance service result	2,406	110	(1,949)	567	575	(200)	(1,795)	(1,420)
Net finance income (expense) from insurance and participating investment contracts	(11,576)	(105)	(3)	(11,684)	15,885	68	(3)	15,950
Exchange differences	32	–	–	32	(94)	–	–	(94)
Total change in profit or loss	(9,138)	5	(1,952)	(11,085)	16,366	(132)	(1,798)	14,436

Investment components	8,793	–	(8,793)	–	7,285	–	(7,285)	–

Cash flows
Premiums received	(9,768)	–	–	(9,768)	(8,861)	–	–	(8,861)
Claims and other insurance service expenses paid	–	–	10,721	10,721	–	–	9,099	9,099
Insurance acquisition cash flows	203	–	–	203	200	–	–	200
	(9,565)	–	10,721	1,156	(8,661)	–	9,099	438

Transfer to other items in the balance sheet	32	–	34	66	33	–	34	67

At 31 December
Insurance contract assets	1	–	–	1	–	–	–	–
Liabilities arising from insurance and participating investment contracts[1]	(118,725)	(466)	(593)	(119,784)	(108,846)	(471)	(603)	(109,920)
Net asset (liability)	(118,724)	(466)	(593)	(119,783)	(108,846)	(471)	(603)	(109,920)
1    Excluding insurance acquisition assets.
Note 31: Reconciliation of insurance balances for liability for remaining coverage and liability for incurred claims continued

	2023				2022
	Liabilities for remaining coverage		Liability for incurred claims £m		Liabilities for remaining coverage		Liability for incurred claims £m
Non-life	Excluding loss component £m	Loss component £m		Total £m	Excluding loss component £m	Loss component £m		Total £m
At 1 January
Insurance contract assets	–	–	–	–	–	–	–	–
Liabilities arising from insurance and participating investment contracts[1]	(22)	(1)	(357)	(380)	(32)	(4)	(286)	(322)
Net asset (liability)	(22)	(1)	(357)	(380)	(32)	(4)	(286)	(322)

Insurance revenue
Contracts under the modified retrospective approach	–	–	–	–	–	–	–	–
Contracts under the fair value transition approach	–	–	–	–	–	–	–	–
Other contracts	514	–	–	514	559	–	–	559
	514	–	–	514	559	–	–	559
Insurance service expenses
Incurred claims and other directly attributable expenses	–	–	(448)	(448)	–	5	(480)	(475)
Adjustments to liabilities for incurred claims	–	–	(3)	(3)	–	–	(57)	(57)
Losses and reversal of losses on onerous insurance contracts	–	1	–	1	–	(2)	–	(2)
Amortisation of insurance acquisition cash flows	(30)		–	(30)	7	–	–	7
	(30)	1	(451)	(480)	7	3	(537)	(527)
Insurance service result	484	1	(451)	34	566	3	(537)	32
Net finance income (expense) from insurance and participating investment contracts	–	–	(6)	(6)	–	–	(2)	(2)
Exchange differences	–	–	–	–	–	–	–	–
Total change in profit or loss	484	1	(457)	28	566	3	(539)	30

Investment components	–	–	–	–	–	–	–	–

Cash flows
Premiums received	(525)	–	–	(525)	(584)	–	–	(584)
Claims and other insurance service expenses paid	–	–	475	475	–	–	468	468
Insurance acquisition cash flows	38	–	–	38	28	–	–	28
	(487)	–	475	(12)	(556)	–	468	(88)

Transfer to other items in the balance sheet	–	–	–	–	–	–	–	–

At 31 December
Insurance contract assets	–	–	–	–	–	–	–	–
Liabilities arising from insurance and participating investment contracts[1]	(25)	–	(339)	(364)	(22)	(1)	(357)	(380)
Net asset (liability)	(25)	–	(339)	(364)	(22)	(1)	(357)	(380)
1    Excluding insurance acquisition assets.
Note 32: Reconciliation of measurement components of insurance contract balances

	2023
			Contractual service margin
Life	Present value of future cash flows £m	Risk adjustment for non- financial risk £m	Contracts measured under the modified retrospective approach £m	Contracts measured under the fair value approach £m	Other contracts £m	Total £m	Total £m
At 1 January
Insurance contract assets	–	–	–	–	–	–	–
Liabilities arising from insurance and participating investment contracts[1]	(104,545)	(1,165)	–	(1,441)	(2,769)	(4,210)	(109,920)
Net asset (liability)	(104,545)	(1,165)	–	(1,441)	(2,769)	(4,210)	(109,920)

Relating to current services
CSM recognised for services provided	–	–	–	130	199	329	329
Changes in risk adjustment for non-financial risk for risk expired	–	84	–	–	–	–	84
Experience adjustments	99	–	–	(1)	(2)	(3)	96
	99	84	–	129	197	326	509
Relating to future services
Contracts initially recognised in the year	107	(86)	–	–	(92)	(92)	(71)
Changes in estimates that adjust the CSM	390	(12)	–	(170)	(208)	(378)	–
Changes in estimates that result in losses and reversal of losses on onerous contracts	109	20	–	–	–	–	129
	606	(78)	–	(170)	(300)	(470)	58
Relating to past services
Adjustments to liabilities for incurred claims	–	–	–	–	–	–	–
Insurance service result	705	6	–	(41)	(103)	(144)	567
Net finance income (expense) from insurance and participating investment contracts	(11,621)	–	–	7	(70)	(63)	(11,684)
Exchange differences	30	–	–	2	–	2	32
Total change in profit or loss	(10,886)	6	–	(32)	(173)	(205)	(11,085)

Cash flows
Premiums received	(9,768)	–	–	–	–	–	(9,768)
Claims and other insurance service expenses paid	10,721	–	–	–	–	–	10,721
Insurance acquisition cash flows	203	–	–	–	–	–	203
	1,156	–	–	–	–	–	1,156

Transfer to other items in the balance sheet	66	–	–	–	–	–	66

At 31 December
Insurance contract assets	–	1	–	–	–	–	1
Liabilities arising from insurance and participating investment contracts[1]	(114,209)	(1,160)	–	(1,473)	(2,942)	(4,415)	(119,784)
Net asset (liability)	(114,209)	(1,159)	–	(1,473)	(2,942)	(4,415)	(119,783)
1    Excluding insurance acquisition assets.
Note 32: Reconciliation of measurement components of insurance contract balances continued

	2022
			Contractual service margin
Life	Present value of future cash flows £m	Risk adjustment for non- financial risk £m	Contracts measured under the modified retrospective approach £m	Contracts measured under the fair value approach £m	Other contracts £m	Total £m	Total £m
At 1 January
Insurance contract assets	149	(53)	–	(67)	(5)	(72)	24
Liabilities arising from insurance and participating investment contracts[1]	(121,344)	(1,599)	–	(1,359)	(583)	(1,942)	(124,885)
Net asset (liability)	(121,195)	(1,652)	–	(1,426)	(588)	(2,014)	(124,861)

Relating to current services
CSM recognised for services provided	–	–	–	123	122	245	245
Changes in risk adjustment for non-financial risk for risk expired	–	103	–	–	–	–	103
Experience adjustments	(189)	–	–	–	(93)	(93)	(282)
	(189)	103	–	123	29	152	66
Relating to future services
Contracts initially recognised in the year[2]	2,364	(646)	–	–	(1,793)	(1,793)	(75)
Changes in estimates that adjust the CSM[3]	(158)	603	–	(83)	(362)	(445)	–
Changes in estimates that result in losses and reversal of losses on onerous contracts[3]	(1,835)	424	–	–	–	–	(1,411)
	371	381	–	(83)	(2,155)	(2,238)	(1,486)
Relating to past services
Adjustments to liabilities for incurred claims	(4)	4	–	–	–	–	–
Insurance service result	178	488	–	40	(2,126)	(2,086)	(1,420)
Net finance income (expense) from insurance and participating investment contracts	16,055	–	–	(50)	(55)	(105)	15,950
Exchange differences	(88)	(1)	–	(5)	–	(5)	(94)
Total change in profit or loss	16,145	487	–	(15)	(2,181)	(2,196)	14,436

Cash flows
Premiums received	(8,861)	–	–	–	–	–	(8,861)
Claims and other insurance service expenses paid	9,099	–	–	–	–	–	9,099
Insurance acquisition cash flows	200	–	–	–	–	–	200
	438	–	–	–	–	–	438

Transfer to other items in the balance sheet	67	–	–	–	–	–	67

At 31 December
Insurance contract assets	–	–	–	–	–	–	–
Liabilities arising from insurance and participating investment contracts[1]	(104,545)	(1,165)	–	(1,441)	(2,769)	(4,210)	(109,920)
Net asset (liability)	(104,545)	(1,165)	–	(1,441)	(2,769)	(4,210)	(109,920)
1    Excluding insurance acquisition assets.
2    Contracts initially recognised in the year, include present value of future cash flows of £2,281 million, risk adjustment of £(551) million and CSM of £(1,730) million relating to contracts that were modified to add a drawdown feature and recognised as new contracts.
3    The Group derecognised present value of future cash flows of £2,175 million, risk adjustment of £(534) million and CSM of £(399) million relating to contracts that were derecognised due to a contract modification to add a drawdown feature. The amounts derecognised are included within changes in estimates that adjust the CSM and changes that result in losses and reversal of losses on onerous contracts. A loss on contract derecognition modification of £1,242 million arose and was recognised in insurance service expense. Further details are provided in note 10.
Note 32: Reconciliation of measurement components of insurance contract balances continued
The Group estimates the risk adjustment separately from other components of the fulfilment cash flows using an explicit margins approach such that a confidence level scenario is used to determine the margins to be applied to the best estimate assumptions. The risk adjustment represents the difference in the value of the best estimate cash flows with and without these margins. The risk adjustment is calculated at a policy level.
The confidence level corresponding to the risk adjustment is 90 per cent (2022: 90 per cent). The risk adjustment is calibrated to the value at risk over a one-year time horizon at this confidence level for non-financial risks. This is translated, using statistical approximations, into an equivalent confidence level on a value at risk basis over the expected lifetime of in-force policies of approximately 70 per cent (2022: 70 per cent) at end of the reporting period.
Note 33: Impacts of insurance and participating investment contracts recognised in the year

	2023			2022
Life	Profitable contracts issued £m	Onerous contracts issued £m	Total £m	Profitable contracts issued £m	Onerous contracts issued £m	Total £m
Insurance and participating investment contracts
Insurance acquisition cash flows	87	142	229	85	173	258
Claims and other directly attributable expenses	5,450	447	5,897	82,246	1,130	83,376
Estimates of the present value of future cash outflows	5,537	589	6,126	82,331	1,303	83,634
Estimates of the present value of future cash inflows	(5,708)	(525)	(6,233)	(84,754)	(1,244)	(85,998)
Risk adjustment for non-financial risk	79	7	86	630	16	646
Contractual service margin	92	–	92	1,793	–	1,793
Losses recognised on initial recognition	–	71	71	–	75	75
Note 34: Direct participating contracts

	2023 £m	2022 £m
Cash and cash equivalents	2	2
Financial assets at fair value through profit or loss	103,022	92,037
Other assets	154	331
Derivative financial instruments	(1,337)	(1,022)
Other liabilities	(416)	(422)
Fair value of underlying items in respect of direct participating contracts	101,425	90,926
Note 35: Life business contractual service margin run-off
The following table analyses the expected recognition of the contractual service margin (CSM) in profit or loss.

At 31 December 2023	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	3 to 4 years £m	4 to 5 years £m	5 to 10 years £m	Over 10 years £m	Total £m
Annuities	(106)	(99)	(92)	(87)	(82)	(340)	(708)	(1,514)
Pensions and investments	(186)	(176)	(168)	(157)	(133)	(535)	(1,088)	(2,443)
Protection and other	(41)	(37)	(33)	(30)	(27)	(104)	(186)	(458)
Insurance and participating investment contracts	(333)	(312)	(293)	(274)	(242)	(979)	(1,982)	(4,415)
Reinsurance contracts held	20	17	15	14	13	48	94	221
Total	(313)	(295)	(278)	(260)	(229)	(931)	(1,888)	(4,194)

At 31 December 2022	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	3 to 4 years £m	4 to 5 years £m	5 to 10 years £m	Over 10 years £m	Total £m
Annuities	(91)	(85)	(79)	(75)	(71)	(297)	(608)	(1,306)
Pensions and investments	(173)	(162)	(153)	(143)	(134)	(564)	(1,073)	(2,402)
Protection and other	(41)	(37)	(34)	(32)	(29)	(114)	(215)	(502)
Insurance and participating investment contracts	(305)	(284)	(266)	(250)	(234)	(975)	(1,896)	(4,210)
Reinsurance contracts held	16	15	13	12	12	47	96	211
Total	(289)	(269)	(253)	(238)	(222)	(928)	(1,800)	(3,999)